Options - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors (Details) - Board of Directors [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors [Line Items]
Number of Share Options, Outstanding balance	1,367,168	1,345,036	1,295,367	1,570,991
Weighted Average Exercise Price, Outstanding balance	$ 1.75	$ 2.95	$ 2.09	$ 1.78
Weighted average remaining contractual life, Outstanding balance	5 years 8 months 19 days	7 years 2 months 1 day	6 years 14 days	4 years 11 months 19 days
Intrinsic value, Outstanding balance	$ 4,860	$ 2,677	$ 84	$ 2,435
Number of Share Options, Exercisable		641,851	863,616	1,048,297
Weighted Average Exercise Price, Exercisable		$ 2.15	$ 2.07	$ 1.7
Weighted average remaining contractual life, Exercisable		5 years 1 month 13 days	4 years 8 months 12 days	3 years 2 months 12 days
Intrinsic value, Exercisable		$ 1,786	$ 84	$ 1,677
Number of Share Options, Granted		462,200	151,600	286,875
Weighted Average Exercise Price, Granted		$ 4.51	$ 2.88	$ 1.83
Number of Share Options, Exercised		(401,031)	(168,447)
Weighted Average Exercise Price, Exercised		$ 1.98	$ 0.29
Number of Share Options, Forfeited or expired		(11,500)	(258,777)	(83,052)
Weighted Average Exercise Price, Forfeited or expired		$ 2.65	$ 1.81	$ 1.45